Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Income Before Taxes by Geographic Area

The income before taxes by geographic area is as follows:

	For the year ended December 31,
	2024	2023	2022
(Loss) income before taxes:
China	$(773,090)	$1,403,006	$1,097,501
Japan	2,705,967	1,186,251	(82,873)
Cayman	(3,589,721)	(100)	(50,312)
Total (loss) income before taxes	$(1,656,844)	$2,589,157	$964,316

Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the year ended December 31,
	2024	2023	2022

Current income tax expense	$549,008	$243,620	$568
Deferred income tax expense	(274,609)	11,950	33,739
Total provision for income taxes	$274,399	$255,570	$34,307

Schedule of Reconciles the PRC Statutory Rate

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the year ended December 31,
	2024	2023	2022
PRC statutory tax rate	$25.0%	$25.0%	$25.0%
Effect of different tax jurisdiction	(45.8)%	(2.3)%	2.8%
Effect of PRC preferential tax rate	-%	(5.4)%	(11.4)%
Research and development (“R&D”) tax credit	-%	(13.0)%	(18.9)%
Non-deductible items*	4.2%	5.6%	6.1%
Effective tax rate	$(16.6)%	$9.9%	$3.6%
*	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Allowance for credit losses	$51,763	$56,931
Net operating losses	274,324	—
Total deferred tax assets	$326,087	$56,931

Schedule of Taxes payable

Taxes payable consist of the following:

	December 31, 2024	December 31, 2023
Income tax payable	$111,313	$151,948
VAT payable	242,826	245,175
Other taxes payable	2,750	2,948
Total taxes payable	$356,889	$400,071